SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Number of options (thousands)
Outstanding at beginning of year		1,975	1,975
Granted		212
Exercised		(108)
Forfeited		(176)
Outstanding at end of year		1,903	1,975
Exercisable at end of year		1,324
Vested and expected to vest at end of year		1,852
Weighted average exercise price (per share)
Outstanding at beginning of year		$ 8.95	$ 8.95
Granted		7.27
Exercised		2.67
Forfeited		11.33
Outstanding at end of year		8.90	$ 8.95
Exercisable at end of year		8.43
Vested and expected to vest at end of year		$ 8.89
Weighted average remaining contractual term (in years)
Outstanding at end of year		3 years 4 months 6 days	3 years 11 months 23 days
Exercisable at end of year		2 years 8 months 19 days
Vested and expected to vest at end of year		3 years 3 months 18 days
Aggregate intrinsic value
Outstanding at beginning of year	[1]	$ 5,118
Outstanding at end of year	[1]	1,136	$ 5,118
Exercisable at end of year	[1]	1,092
Vested and expected to vest at end of year	[1]	$ 1,130
Share price		$ 6.0

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2016 which was $6.0 per share.